Consolidated Statements of Changes in Total Equity - EUR (€) € in Millions	Total	Capital	Share premium	Equity instruments issued (not capital)	Other equity instruments	Accumulated retained earnings	Revaluation reserves	Other reserves	(-) Own shares	Profit attributable to shareholders of the parent	(-) Interim dividends	Other comprehensive income	Non-controlling interest, other comprehensive income	Non-controlling interest, other elements
Equity at beginning of period (Previously stated) at Dec. 31, 2022	€ 97,585	€ 8,397	€ 46,273	€ 688	€ 175	€ 66,702	€ 0	€ (5,454)	€ (675)	€ 9,605	€ (979)	€ (35,628)	€ (1,856)	€ 10,337
Equity at beginning of period (Adjustments due to changes in accounting policies) at Dec. 31, 2022	0
Equity at beginning of period (Adjustments due to errors) at Dec. 31, 2022	0
Equity at beginning of period at Dec. 31, 2022	97,585	8,397	46,273	688	175	66,702	0	(5,454)	(675)	9,605	(979)	(35,628)	(1,856)	10,337
Total recognised income and expense	12,797									11,076		320	294	1,107
Other changes in equity	(6,141)	(305)	(1,900)	32	20	7,412		(297)	(403)	(9,605)	(319)	288	3	(1,067)
Issuance of ordinary shares	1													1
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	0
Conversion of financial liabilities into equity	0
Capital reduction	0	(305)	(1,900)					305	1,900
Dividends	(3,009)					(963)					(1,298)			(748)
Purchase of equity instruments	(3,109)								(3,109)
Disposal of equity instruments	819							13	806
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	0					8,375		(37)		(9,605)	979	288	3	(3)
Increases (decreases) due to business combinations	(364)													(364)
Share-based payment	(60)				(60)
Others increases or (-) decreases in equity	(419)			32	80			(578)						47
Equity at end of period (Previously stated) at Dec. 31, 2023	104,241	8,092	44,373	720	195	74,114	0	(5,751)	(1,078)	11,076	(1,298)	(35,020)	(1,559)	10,377
Equity at end of period (Adjustments due to changes in accounting policies) at Dec. 31, 2023	0
Equity at end of period (Adjustments due to errors) at Dec. 31, 2023	0
Equity at end of period at Dec. 31, 2023	104,241	8,092	44,373	720	195	74,114	0	(5,751)	(1,078)	11,076	(1,298)	(35,020)	(1,559)	10,377
Total recognised income and expense	11,405									12,574		(1,878)	(461)	1,170
Other changes in equity	(8,319)	(516)	(4,294)	(720)	22	8,212		(225)	1,010	(11,076)	(234)	303	0	(801)
Issuance of ordinary shares	0
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	(1,341)			(751)										(590)
Conversion of financial liabilities into equity	0
Capital reduction	(93)	(516)	(4,294)					516	4,294					(93)
Dividends	(3,677)					(1,485)					(1,532)			(660)
Purchase of equity instruments	(4,038)								(4,038)
Disposal of equity instruments	762							8	754
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	0					9,697		(215)		(11,076)	1,298	303		(7)
Increases (decreases) due to business combinations	(8)													(8)
Share-based payment	(62)				(62)
Others increases or (-) decreases in equity	138			31	84			(534)						557
Equity at end of period (Previously stated) at Dec. 31, 2024	107,327	7,576	40,079	0	217	82,326	0	(5,976)	(68)	12,574	(1,532)	(36,595)	(2,020)	10,746
Equity at end of period (Adjustments due to changes in accounting policies) at Dec. 31, 2024	0
Equity at end of period (Adjustments due to errors) at Dec. 31, 2024	0
Equity at end of period at Dec. 31, 2024	107,327	7,576	40,079	0	217	82,326	0	(5,976)	(68)	12,574	(1,532)	(36,595)	(2,020)	10,746
Total recognised income and expense	13,642									14,101		(1,911)	53	1,399
Other changes in equity	(8,221)	(231)	(3,287)	0	56	9,633		(1,556)	(28)	(12,574)	(166)	532	20	(620)
Issuance of ordinary shares	0
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	0
Conversion of financial liabilities into equity	0
Capital reduction	(8)	(231)	(3,287)					231	3,287					(8)
Dividends	(4,237)					(1,643)					(1,698)			(896)
Purchase of equity instruments	(4,081)								(4,081)
Disposal of equity instruments	800							34	766
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	0					11,276		(766)		(12,574)	1,532	532	20	(20)
Increases (decreases) due to business combinations	(5)													(5)
Share-based payment	(67)				(67)
Others increases or (-) decreases in equity	(623)				123			(1,055)						309
Equity at end of period at Dec. 31, 2025	€ 112,748	€ 7,345	€ 36,792	€ 0	€ 273	€ 91,959	€ 0	€ (7,532)	€ (96)	€ 14,101	€ (1,698)	€ (37,974)	€ (1,947)	€ 11,525